Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 1,067	$ 400
Accrued operating expense	3,242	2,247
Current tax payable	136	505
Warranty provision (notes 6, 17 and 20)	929	2,000
Current portion of advance for refundable value added tax (note 10)	2,795	2,318
Other accrued liabilities	1,998	339
Other payables	10,615	5,556
Total accrued liabilities and other payables	$ 20,782	$ 13,365